Retirement benefit plan, Change in Other Comprehensive Loss (Details) - Defined Benefit Plan [Member] SFr in Thousands	12 Months Ended
	Dec. 31, 2018 CHF (SFr) yr	Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2016 CHF (SFr)
Change in other comprehensive loss [Abstract]
Weighted average duration period for defined benefit obligation | yr	20.5	20.5
Change in Other Comprehensive Loss [Member]
Change in other comprehensive loss [Abstract]
Other comprehensive loss, beginning of period	SFr (3,981)	SFr (3,201)	SFr (2,440)
Effect of changes in demographic assumptions	0	0	(389)
Effect of changes in financial assumptions	750	0	(26)
Effect of changes in experience assumptions	(888)	(735)	(378)
Plan assets gains/(losses)	(164)	(45)	32
Other comprehensive loss, end of period	SFr (4,283)	SFr (3,981)	SFr (3,201)